OTHER LONG TERM ASSET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER LONG TERM ASSET
Long term deposit	$ 207	$ 152
Long term prepayment for property and equipment	44	96
Housing loan to employees (Note 17)	4,927	3,148
Long term prepayment for license fee	36
Other long term asset	$ 5,214	$ 3,396